Vanguard Government Securities Active ETF Investment Strategy - ETF Prospectus [Member] - Vanguard Government Securities Active ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing primarily in U.S. government and agency securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds issued or guaranteed by the U.S. government and its agencies and instrumentalities.The Fund may purchase bonds of any maturity. At a minimum, all bonds purchased by the Fund will be rated investment-grade. Investment-grade bonds are those rated the equivalent of Baa3 or higher by Moody’s or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor.The Fund may invest in To Be Announced (“TBA”) mortgage-backed securities or in derivatives such as options, futures contracts, or swap agreements.